Segment Information - Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 7,157	$ 16,256
Net book value	356,524	343,233
PRC (excluding Hong Kong)
Revenues from External Customers and Long-Lived Assets [Line Items]
Real estate properties under development	220,729	191,549
Property, plant and equipment	7,073	16,250
Real estate properties held for lease	128,638	135,428
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 84	$ 6